SEGMENT INFORMATION - Summary of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Segment Reporting Information [Line Items]
Revenues from external customers	$ 7,133	$ 17,390
Less:
Cost of revenues	8,716	10,408
Research and development expenses	16,757	14,830
Sales and marketing expenses	2,275	1,721
General and administrative expenses	5,857	4,455
Financial income, net	(308)	(1,416)
Taxes on income	35	34
Segment loss	26,199	12,642
Other segment disclosures:
Depreciation and amortization expenses	1,327	1,377
Share-based compensation expenses	3,712	4,754
Interest income	642	807
Expenditures for segment assets	1,356	$ 1,915
Assets:
Segment assets	$ 122,170		$ 138,452